Benefit Plans 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Actual Return on Plan Assets
Transfers into Level 3	$ 1,000	[1],[2]	$ 13,000	[1],[2]	$ 18,000	[1],[2]
Transfers out of Level 3	35,000	[2],[3]	12,000	[2],[3]	53,000	[2],[3]
Appalachian Power Co [Member]
Actual Return on Plan Assets
Transfers into Level 3	1,392	[1],[2]	2,488	[1],[2]	1,133	[1],[2]
Transfers out of Level 3	1,930	[2],[3]	3,003	[2],[3]	10,999	[2],[3]
Indiana Michigan Power Co [Member]
Actual Return on Plan Assets
Transfers into Level 3	860	[1],[2]	1,531	[1],[2]	616	[1],[2]
Transfers out of Level 3	1,144	[2],[3]	1,906	[2],[3]	6,558	[2],[3]
Ohio Power Co [Member]
Actual Return on Plan Assets
Transfers into Level 3	1,909	[1],[2]	3,257	[1],[2]	1,333	[1],[2]
Transfers out of Level 3	2,527	[2],[3]	4,032	[2],[3]	13,978	[2],[3]
Public Service Co of Oklahoma [Member]
Actual Return on Plan Assets
Transfers into Level 3	0	[1],[2]	0	[1],[2]	0	[1],[2]
Transfers out of Level 3	0	[2],[3]	0	[2],[3]	0	[2],[3]
Southwestern Electric Power Co [Member]
Actual Return on Plan Assets
Transfers into Level 3	0	[1],[2]	0	[1],[2]	0	[1],[2]
Transfers out of Level 3	0	[2],[3]	0	[2],[3]	0	[2],[3]
Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,568,000		1,410,000		1,461,000
Year End Allocation
Total	100.00%		100.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,568,000		1,410,000		1,461,000
Actual Return on Plan Assets
Balance as of December 31	1,568,000		1,410,000		1,461,000
Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	267,758		229,735		243,771
Year End Allocation
Total	100.00%		100.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	267,758		229,735		243,771
Actual Return on Plan Assets
Balance as of December 31	267,758		229,735		243,771
Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	194,128		181,237		188,690
Year End Allocation
Total	100.00%		100.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	194,128		181,237		188,690
Actual Return on Plan Assets
Balance as of December 31	194,128		181,237		188,690
Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	366,301		311,836		333,198
Year End Allocation
Total	100.00%		100.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	366,301		311,836		333,198
Actual Return on Plan Assets
Balance as of December 31	366,301		311,836		333,198
Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	90,521		83,090		83,917
Year End Allocation
Total	100.00%		100.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	90,521		83,090		83,917
Actual Return on Plan Assets
Balance as of December 31	90,521		83,090		83,917
Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	99,846		96,364		93,097
Year End Allocation
Total	100.00%		100.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	99,846		96,364		93,097
Actual Return on Plan Assets
Balance as of December 31	99,846		96,364		93,097
Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	4,696,000		4,303,000		3,858,000
Year End Allocation
Total	100.00%		100.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	4,696,000		4,303,000		3,858,000
Actual Return on Plan Assets
Balance as of December 31	4,696,000		4,303,000		3,858,000
Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	621,570		570,756		512,836
Year End Allocation
Total	100.00%		100.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	621,570		570,756		512,836
Actual Return on Plan Assets
Balance as of December 31	621,570		570,756		512,836
Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	552,026		503,926		451,688
Year End Allocation
Total	100.00%		100.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	552,026		503,926		451,688
Actual Return on Plan Assets
Balance as of December 31	552,026		503,926		451,688
Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,015,115		925,939		799,281
Year End Allocation
Total	100.00%		100.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,015,115		925,939		799,281
Actual Return on Plan Assets
Balance as of December 31	1,015,115		925,939		799,281
Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	264,823		245,769		213,576
Year End Allocation
Total	100.00%		100.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	264,823		245,769		213,576
Actual Return on Plan Assets
Balance as of December 31	264,823		245,769		213,576
Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	279,699		255,861		224,618
Year End Allocation
Total	100.00%		100.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	279,699		255,861		224,618
Actual Return on Plan Assets
Balance as of December 31	279,699		255,861		224,618
Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	989,000		745,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	989,000		745,000
Actual Return on Plan Assets
Balance as of December 31	989,000		745,000
Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	168,819		121,391
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	168,819		121,391
Actual Return on Plan Assets
Balance as of December 31	168,819		121,391
Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	122,395		95,765
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	122,395		95,765
Actual Return on Plan Assets
Balance as of December 31	122,395		95,765
Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	230,949		164,772
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	230,949		164,772
Actual Return on Plan Assets
Balance as of December 31	230,949		164,772
Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	57,073		43,905
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	57,073		43,905
Actual Return on Plan Assets
Balance as of December 31	57,073		43,905
Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	62,954		50,918
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	62,954		50,918
Actual Return on Plan Assets
Balance as of December 31	62,954		50,918
Level 1 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,896,000		1,958,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,896,000		1,958,000
Actual Return on Plan Assets
Balance as of December 31	1,896,000		1,958,000
Level 1 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	250,892		259,655
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	250,892		259,655
Actual Return on Plan Assets
Balance as of December 31	250,892		259,655
Level 1 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	222,821		229,252
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	222,821		229,252
Actual Return on Plan Assets
Balance as of December 31	222,821		229,252
Level 1 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	409,744		421,238
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	409,744		421,238
Actual Return on Plan Assets
Balance as of December 31	409,744		421,238
Level 1 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	106,893		111,807
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	106,893		111,807
Actual Return on Plan Assets
Balance as of December 31	106,893		111,807
Level 1 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	112,899		116,399
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	112,899		116,399
Actual Return on Plan Assets
Balance as of December 31	112,899		116,399
Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	578,000		671,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	578,000		671,000
Actual Return on Plan Assets
Balance as of December 31	578,000		671,000
Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	98,759		109,402
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	98,759		109,402
Actual Return on Plan Assets
Balance as of December 31	98,759		109,402
Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	71,603		86,307
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	71,603		86,307
Actual Return on Plan Assets
Balance as of December 31	71,603		86,307
Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	135,106		148,500
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	135,106		148,500
Actual Return on Plan Assets
Balance as of December 31	135,106		148,500
Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	33,387		39,568
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	33,387		39,568
Actual Return on Plan Assets
Balance as of December 31	33,387		39,568
Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	36,825		45,890
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	36,825		45,890
Actual Return on Plan Assets
Balance as of December 31	36,825		45,890
Level 2 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	2,471,000		2,277,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	2,471,000		2,277,000
Actual Return on Plan Assets
Balance as of December 31	2,471,000		2,277,000
Level 2 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	327,046		302,075
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	327,046		302,075
Actual Return on Plan Assets
Balance as of December 31	327,046		302,075
Level 2 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	290,455		266,705
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	290,455		266,705
Actual Return on Plan Assets
Balance as of December 31	290,455		266,705
Level 2 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	534,113		490,059
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	534,113		490,059
Actual Return on Plan Assets
Balance as of December 31	534,113		490,059
Level 2 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	139,340		130,075
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	139,340		130,075
Actual Return on Plan Assets
Balance as of December 31	139,340		130,075
Level 2 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	147,166		135,416
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	147,166		135,416
Actual Return on Plan Assets
Balance as of December 31	147,166		135,416
Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Level 3 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	415,000		330,000		213,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	415,000		330,000		213,000
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	40,000		31,000
Relating to Assets Sold During the Period	2,000		3,000
Purchases and Sales	43,000		77,000
Transfers into Level 3	0		6,000
Transfers out of Level 3	0		0
Balance as of December 31	415,000		330,000		213,000
Level 3 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	54,951		43,781		28,341
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	54,951		43,781		28,341
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	5,232		4,094
Relating to Assets Sold During the Period	342		392
Purchases and Sales	5,596		10,108
Transfers into Level 3	0		846
Transfers out of Level 3	0		0
Balance as of December 31	54,951		43,781		28,341
Level 3 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	48,803		38,655		24,962
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	48,803		38,655		24,962
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	4,738		3,631
Relating to Assets Sold During the Period	321		350
Purchases and Sales	5,089		8,965
Transfers into Level 3	0		747
Transfers out of Level 3	0		0
Balance as of December 31	48,803		38,655		24,962
Level 3 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	89,743		71,025		44,172
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	89,743		71,025		44,172
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	8,735		7,152
Relating to Assets Sold During the Period	594		744
Purchases and Sales	9,389		17,585
Transfers into Level 3	0		1,372
Transfers out of Level 3	0		0
Balance as of December 31	89,743		71,025		44,172
Level 3 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	23,412		18,852		11,803
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	23,412		18,852		11,803
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	2,149		1,875
Relating to Assets Sold During the Period	131		193
Purchases and Sales	2,280		4,617
Transfers into Level 3	0		364
Transfers out of Level 3	0		0
Balance as of December 31	23,412		18,852		11,803
Level 3 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	24,727		19,626		12,413
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	24,727		19,626		12,413
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	2,383		1,918
Relating to Assets Sold During the Period	159		194
Purchases and Sales	2,559		4,722
Transfers into Level 3	0		379
Transfers out of Level 3	0		0
Balance as of December 31	24,727		19,626		12,413
Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,000		(6,000)
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,000		(6,000)
Actual Return on Plan Assets
Balance as of December 31	1,000		(6,000)
Other [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	180		(1,058)
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	180		(1,058)
Actual Return on Plan Assets
Balance as of December 31	180		(1,058)
Other [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	130		(835)
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	130		(835)
Actual Return on Plan Assets
Balance as of December 31	130		(835)
Other [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	246		(1,436)
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	246		(1,436)
Actual Return on Plan Assets
Balance as of December 31	246		(1,436)
Other [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	61		(383)
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	61		(383)
Actual Return on Plan Assets
Balance as of December 31	61		(383)
Other [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	67		(444)
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	67		(444)
Actual Return on Plan Assets
Balance as of December 31	67		(444)
Other [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	(86,000)		(262,000)
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(86,000)		(262,000)
Actual Return on Plan Assets
Balance as of December 31	(86,000)		(262,000)
Other [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	(11,319)		(34,755)
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(11,319)		(34,755)
Actual Return on Plan Assets
Balance as of December 31	(11,319)		(34,755)
Other [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	(10,053)		(30,686)
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(10,053)		(30,686)
Actual Return on Plan Assets
Balance as of December 31	(10,053)		(30,686)
Other [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	(18,485)		(56,383)
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(18,485)		(56,383)
Actual Return on Plan Assets
Balance as of December 31	(18,485)		(56,383)
Other [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	(4,822)		(14,965)
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(4,822)		(14,965)
Actual Return on Plan Assets
Balance as of December 31	(4,822)		(14,965)
Other [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	(5,093)		(15,580)
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(5,093)		(15,580)
Actual Return on Plan Assets
Balance as of December 31	(5,093)		(15,580)
Equity Securities [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	927,000		827,000
Year End Allocation
Total	59.10%		58.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	927,000		827,000
Actual Return on Plan Assets
Balance as of December 31	927,000		827,000
Equity Securities [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	158,221		134,811
Year End Allocation
Total	59.10%		58.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	158,221		134,811
Actual Return on Plan Assets
Balance as of December 31	158,221		134,811
Equity Securities [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	114,711		106,352
Year End Allocation
Total	59.10%		58.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	114,711		106,352
Actual Return on Plan Assets
Balance as of December 31	114,711		106,352
Equity Securities [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	216,450		182,988
Year End Allocation
Total	59.10%		58.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	216,450		182,988
Actual Return on Plan Assets
Balance as of December 31	216,450		182,988
Equity Securities [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	53,490		48,758
Year End Allocation
Total	59.10%		58.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	53,490		48,758
Actual Return on Plan Assets
Balance as of December 31	53,490		48,758
Equity Securities [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	59,002		56,547
Year End Allocation
Total	59.10%		58.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	59,002		56,547
Actual Return on Plan Assets
Balance as of December 31	59,002		56,547
Equity Securities [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,900,000		2,086,000
Year End Allocation
Total	40.40%		48.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,900,000		2,086,000
Actual Return on Plan Assets
Balance as of December 31	1,900,000		2,086,000
Equity Securities [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	251,466		276,693
Year End Allocation
Total	40.40%		48.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	251,466		276,693
Actual Return on Plan Assets
Balance as of December 31	251,466		276,693
Equity Securities [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	223,331		244,295
Year End Allocation
Total	40.40%		48.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	223,331		244,295
Actual Return on Plan Assets
Balance as of December 31	223,331		244,295
Equity Securities [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	410,682		448,879
Year End Allocation
Total	40.40%		48.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	410,682		448,879
Actual Return on Plan Assets
Balance as of December 31	410,682		448,879
Equity Securities [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	107,138		119,144
Year End Allocation
Total	40.40%		48.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	107,138		119,144
Actual Return on Plan Assets
Balance as of December 31	107,138		119,144
Equity Securities [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	113,157		124,037
Year End Allocation
Total	40.40%		48.50%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	113,157		124,037
Actual Return on Plan Assets
Balance as of December 31	113,157		124,037
Equity Securities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	927,000		728,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	927,000		728,000
Actual Return on Plan Assets
Balance as of December 31	927,000		728,000
Equity Securities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	158,221		118,652
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	158,221		118,652
Actual Return on Plan Assets
Balance as of December 31	158,221		118,652
Equity Securities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	114,711		93,604
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	114,711		93,604
Actual Return on Plan Assets
Balance as of December 31	114,711		93,604
Equity Securities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	216,450		161,054
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	216,450		161,054
Actual Return on Plan Assets
Balance as of December 31	216,450		161,054
Equity Securities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	53,490		42,914
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	53,490		42,914
Actual Return on Plan Assets
Balance as of December 31	53,490		42,914
Equity Securities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	59,002		49,769
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	59,002		49,769
Actual Return on Plan Assets
Balance as of December 31	59,002		49,769
Equity Securities [Member] | Level 1 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,896,000		1,958,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,896,000		1,958,000
Actual Return on Plan Assets
Balance as of December 31	1,896,000		1,958,000
Equity Securities [Member] | Level 1 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	250,892		259,655
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	250,892		259,655
Actual Return on Plan Assets
Balance as of December 31	250,892		259,655
Equity Securities [Member] | Level 1 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	222,821		229,252
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	222,821		229,252
Actual Return on Plan Assets
Balance as of December 31	222,821		229,252
Equity Securities [Member] | Level 1 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	409,744		421,238
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	409,744		421,238
Actual Return on Plan Assets
Balance as of December 31	409,744		421,238
Equity Securities [Member] | Level 1 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	106,893		111,807
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	106,893		111,807
Actual Return on Plan Assets
Balance as of December 31	106,893		111,807
Equity Securities [Member] | Level 1 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	112,899		116,399
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	112,899		116,399
Actual Return on Plan Assets
Balance as of December 31	112,899		116,399
Equity Securities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		99,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		99,000
Actual Return on Plan Assets
Balance as of December 31	0		99,000
Equity Securities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		16,159
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		16,159
Actual Return on Plan Assets
Balance as of December 31	0		16,159
Equity Securities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		12,748
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		12,748
Actual Return on Plan Assets
Balance as of December 31	0		12,748
Equity Securities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		21,934
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		21,934
Actual Return on Plan Assets
Balance as of December 31	0		21,934
Equity Securities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		5,844
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		5,844
Actual Return on Plan Assets
Balance as of December 31	0		5,844
Equity Securities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		6,778
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		6,778
Actual Return on Plan Assets
Balance as of December 31	0		6,778
Equity Securities [Member] | Level 2 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	4,000		128,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	4,000		128,000
Actual Return on Plan Assets
Balance as of December 31	4,000		128,000
Equity Securities [Member] | Level 2 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	574		17,038
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	574		17,038
Actual Return on Plan Assets
Balance as of December 31	574		17,038
Equity Securities [Member] | Level 2 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	510		15,043
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	510		15,043
Actual Return on Plan Assets
Balance as of December 31	510		15,043
Equity Securities [Member] | Level 2 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	938		27,641
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	938		27,641
Actual Return on Plan Assets
Balance as of December 31	938		27,641
Equity Securities [Member] | Level 2 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	245		7,337
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	245		7,337
Actual Return on Plan Assets
Balance as of December 31	245		7,337
Equity Securities [Member] | Level 2 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	258		7,638
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	258		7,638
Actual Return on Plan Assets
Balance as of December 31	258		7,638
Equity Securities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Equity Securities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Equity Securities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Equity Securities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Equity Securities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Equity Securities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Equity Securities [Member] | Level 3 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Equity Securities [Member] | Level 3 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Equity Securities [Member] | Level 3 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Equity Securities [Member] | Level 3 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Equity Securities [Member] | Level 3 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Equity Securities [Member] | Level 3 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Equity Securities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Equity Securities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Equity Securities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Equity Securities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Equity Securities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Equity Securities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Equity Securities [Member] | Other [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Equity Securities [Member] | Other [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Equity Securities [Member] | Other [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Equity Securities [Member] | Other [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Equity Securities [Member] | Other [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Equity Securities [Member] | Other [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	422,000		348,000
Year End Allocation
Total	26.90%		24.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	422,000		348,000
Actual Return on Plan Assets
Balance as of December 31	422,000		348,000
Domestic [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	72,063		56,670
Year End Allocation
Total	26.90%		24.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	72,063		56,670
Actual Return on Plan Assets
Balance as of December 31	72,063		56,670
Domestic [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	52,245		44,707
Year End Allocation
Total	26.90%		24.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	52,245		44,707
Actual Return on Plan Assets
Balance as of December 31	52,245		44,707
Domestic [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	98,583		76,921
Year End Allocation
Total	26.90%		24.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	98,583		76,921
Actual Return on Plan Assets
Balance as of December 31	98,583		76,921
Domestic [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	24,362		20,497
Year End Allocation
Total	26.90%		24.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	24,362		20,497
Actual Return on Plan Assets
Balance as of December 31	24,362		20,497
Domestic [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	26,874		23,770
Year End Allocation
Total	26.90%		24.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	26,874		23,770
Actual Return on Plan Assets
Balance as of December 31	26,874		23,770
Domestic [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,308,000		1,455,000
Year End Allocation
Total	27.90%		33.80%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,308,000		1,455,000
Actual Return on Plan Assets
Balance as of December 31	1,308,000		1,455,000
Domestic [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	173,149		192,957
Year End Allocation
Total	27.90%		33.80%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	173,149		192,957
Actual Return on Plan Assets
Balance as of December 31	173,149		192,957
Domestic [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	153,776		170,364
Year End Allocation
Total	27.90%		33.80%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	153,776		170,364
Actual Return on Plan Assets
Balance as of December 31	153,776		170,364
Domestic [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	282,777		313,034
Year End Allocation
Total	27.90%		33.80%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	282,777		313,034
Actual Return on Plan Assets
Balance as of December 31	282,777		313,034
Domestic [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	73,770		83,086
Year End Allocation
Total	27.90%		33.80%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	73,770		83,086
Actual Return on Plan Assets
Balance as of December 31	73,770		83,086
Domestic [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	77,915		86,499
Year End Allocation
Total	27.90%		33.80%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	77,915		86,499
Actual Return on Plan Assets
Balance as of December 31	77,915		86,499
Domestic [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	422,000		348,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	422,000		348,000
Actual Return on Plan Assets
Balance as of December 31	422,000		348,000
Domestic [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	72,063		56,670
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	72,063		56,670
Actual Return on Plan Assets
Balance as of December 31	72,063		56,670
Domestic [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	52,245		44,707
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	52,245		44,707
Actual Return on Plan Assets
Balance as of December 31	52,245		44,707
Domestic [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	98,583		76,921
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	98,583		76,921
Actual Return on Plan Assets
Balance as of December 31	98,583		76,921
Domestic [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	24,362		20,497
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	24,362		20,497
Actual Return on Plan Assets
Balance as of December 31	24,362		20,497
Domestic [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	26,874		23,770
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	26,874		23,770
Actual Return on Plan Assets
Balance as of December 31	26,874		23,770
Domestic [Member] | Level 1 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,308,000		1,455,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,308,000		1,455,000
Actual Return on Plan Assets
Balance as of December 31	1,308,000		1,455,000
Domestic [Member] | Level 1 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	173,149		192,957
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	173,149		192,957
Actual Return on Plan Assets
Balance as of December 31	173,149		192,957
Domestic [Member] | Level 1 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	153,776		170,364
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	153,776		170,364
Actual Return on Plan Assets
Balance as of December 31	153,776		170,364
Domestic [Member] | Level 1 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	282,777		313,034
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	282,777		313,034
Actual Return on Plan Assets
Balance as of December 31	282,777		313,034
Domestic [Member] | Level 1 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	73,770		83,086
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	73,770		83,086
Actual Return on Plan Assets
Balance as of December 31	73,770		83,086
Domestic [Member] | Level 1 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	77,915		86,499
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	77,915		86,499
Actual Return on Plan Assets
Balance as of December 31	77,915		86,499
Domestic [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Level 2 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Level 2 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Level 2 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Level 2 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Level 2 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Level 2 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Level 3 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Level 3 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Level 3 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Level 3 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Level 3 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Level 3 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Other [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Other [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Other [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Other [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Other [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Domestic [Member] | Other [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	505,000		380,000
Year End Allocation
Total	32.20%		27.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	505,000		380,000
Actual Return on Plan Assets
Balance as of December 31	505,000		380,000
International [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	86,158		61,982
Year End Allocation
Total	32.20%		27.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	86,158		61,982
Actual Return on Plan Assets
Balance as of December 31	86,158		61,982
International [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	62,466		48,897
Year End Allocation
Total	32.20%		27.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	62,466		48,897
Actual Return on Plan Assets
Balance as of December 31	62,466		48,897
International [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	117,867		84,133
Year End Allocation
Total	32.20%		27.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	117,867		84,133
Actual Return on Plan Assets
Balance as of December 31	117,867		84,133
International [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	29,128		22,417
Year End Allocation
Total	32.20%		27.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	29,128		22,417
Actual Return on Plan Assets
Balance as of December 31	29,128		22,417
International [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	32,128		25,999
Year End Allocation
Total	32.20%		27.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	32,128		25,999
Actual Return on Plan Assets
Balance as of December 31	32,128		25,999
International [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	497,000		399,000
Year End Allocation
Total	10.50%		9.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	497,000		399,000
Actual Return on Plan Assets
Balance as of December 31	497,000		399,000
International [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	65,757		52,904
Year End Allocation
Total	10.50%		9.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	65,757		52,904
Actual Return on Plan Assets
Balance as of December 31	65,757		52,904
International [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	58,400		46,709
Year End Allocation
Total	10.50%		9.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	58,400		46,709
Actual Return on Plan Assets
Balance as of December 31	58,400		46,709
International [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	107,391		85,825
Year End Allocation
Total	10.50%		9.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	107,391		85,825
Actual Return on Plan Assets
Balance as of December 31	107,391		85,825
International [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	28,016		22,781
Year End Allocation
Total	10.50%		9.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	28,016		22,781
Actual Return on Plan Assets
Balance as of December 31	28,016		22,781
International [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	29,590		23,716
Year End Allocation
Total	10.50%		9.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	29,590		23,716
Actual Return on Plan Assets
Balance as of December 31	29,590		23,716
International [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	505,000		380,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	505,000		380,000
Actual Return on Plan Assets
Balance as of December 31	505,000		380,000
International [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	86,158		61,982
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	86,158		61,982
Actual Return on Plan Assets
Balance as of December 31	86,158		61,982
International [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	62,466		48,897
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	62,466		48,897
Actual Return on Plan Assets
Balance as of December 31	62,466		48,897
International [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	117,867		84,133
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	117,867		84,133
Actual Return on Plan Assets
Balance as of December 31	117,867		84,133
International [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	29,128		22,417
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	29,128		22,417
Actual Return on Plan Assets
Balance as of December 31	29,128		22,417
International [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	32,128		25,999
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	32,128		25,999
Actual Return on Plan Assets
Balance as of December 31	32,128		25,999
International [Member] | Level 1 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	497,000		399,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	497,000		399,000
Actual Return on Plan Assets
Balance as of December 31	497,000		399,000
International [Member] | Level 1 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	65,757		52,904
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	65,757		52,904
Actual Return on Plan Assets
Balance as of December 31	65,757		52,904
International [Member] | Level 1 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	58,400		46,709
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	58,400		46,709
Actual Return on Plan Assets
Balance as of December 31	58,400		46,709
International [Member] | Level 1 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	107,391		85,825
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	107,391		85,825
Actual Return on Plan Assets
Balance as of December 31	107,391		85,825
International [Member] | Level 1 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	28,016		22,781
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	28,016		22,781
Actual Return on Plan Assets
Balance as of December 31	28,016		22,781
International [Member] | Level 1 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	29,590		23,716
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	29,590		23,716
Actual Return on Plan Assets
Balance as of December 31	29,590		23,716
International [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Level 2 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Level 2 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Level 2 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Level 2 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Level 2 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Level 2 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Level 3 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Level 3 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Level 3 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Level 3 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Level 3 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Level 3 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Other [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Other [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Other [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Other [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Other [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International [Member] | Other [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate Investment Trusts [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	91,000		104,000
Year End Allocation
Total	1.90%		2.40%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	91,000		104,000
Actual Return on Plan Assets
Balance as of December 31	91,000		104,000
Real Estate Investment Trusts [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	11,986		13,794
Year End Allocation
Total	1.90%		2.40%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	11,986		13,794
Actual Return on Plan Assets
Balance as of December 31	11,986		13,794
Real Estate Investment Trusts [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	10,645		12,179
Year End Allocation
Total	1.90%		2.40%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	10,645		12,179
Actual Return on Plan Assets
Balance as of December 31	10,645		12,179
Real Estate Investment Trusts [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	19,576		22,379
Year End Allocation
Total	1.90%		2.40%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	19,576		22,379
Actual Return on Plan Assets
Balance as of December 31	19,576		22,379
Real Estate Investment Trusts [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	5,107		5,940
Year End Allocation
Total	1.90%		2.40%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	5,107		5,940
Actual Return on Plan Assets
Balance as of December 31	5,107		5,940
Real Estate Investment Trusts [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	5,394		6,184
Year End Allocation
Total	1.90%		2.40%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	5,394		6,184
Actual Return on Plan Assets
Balance as of December 31	5,394		6,184
Real Estate Investment Trusts [Member] | Level 1 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	91,000		104,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	91,000		104,000
Actual Return on Plan Assets
Balance as of December 31	91,000		104,000
Real Estate Investment Trusts [Member] | Level 1 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	11,986		13,794
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	11,986		13,794
Actual Return on Plan Assets
Balance as of December 31	11,986		13,794
Real Estate Investment Trusts [Member] | Level 1 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	10,645		12,179
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	10,645		12,179
Actual Return on Plan Assets
Balance as of December 31	10,645		12,179
Real Estate Investment Trusts [Member] | Level 1 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	19,576		22,379
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	19,576		22,379
Actual Return on Plan Assets
Balance as of December 31	19,576		22,379
Real Estate Investment Trusts [Member] | Level 1 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	5,107		5,940
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	5,107		5,940
Actual Return on Plan Assets
Balance as of December 31	5,107		5,940
Real Estate Investment Trusts [Member] | Level 1 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	5,394		6,184
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	5,394		6,184
Actual Return on Plan Assets
Balance as of December 31	5,394		6,184
Real Estate Investment Trusts [Member] | Level 2 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate Investment Trusts [Member] | Level 2 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate Investment Trusts [Member] | Level 2 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate Investment Trusts [Member] | Level 2 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate Investment Trusts [Member] | Level 2 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate Investment Trusts [Member] | Level 2 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate Investment Trusts [Member] | Level 3 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate Investment Trusts [Member] | Level 3 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate Investment Trusts [Member] | Level 3 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate Investment Trusts [Member] | Level 3 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate Investment Trusts [Member] | Level 3 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate Investment Trusts [Member] | Level 3 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate Investment Trusts [Member] | Other [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate Investment Trusts [Member] | Other [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate Investment Trusts [Member] | Other [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate Investment Trusts [Member] | Other [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate Investment Trusts [Member] | Other [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate Investment Trusts [Member] | Other [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust International [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	4,000		128,000
Year End Allocation
Total	0.10%		3.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	4,000		128,000
Actual Return on Plan Assets
Balance as of December 31	4,000		128,000
Common Collective Trust International [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	574		17,038
Year End Allocation
Total	0.10%		3.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	574		17,038
Actual Return on Plan Assets
Balance as of December 31	574		17,038
Common Collective Trust International [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	510		15,043
Year End Allocation
Total	0.10%		3.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	510		15,043
Actual Return on Plan Assets
Balance as of December 31	510		15,043
Common Collective Trust International [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	938		27,641
Year End Allocation
Total	0.10%		3.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	938		27,641
Actual Return on Plan Assets
Balance as of December 31	938		27,641
Common Collective Trust International [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	245		7,337
Year End Allocation
Total	0.10%		3.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	245		7,337
Actual Return on Plan Assets
Balance as of December 31	245		7,337
Common Collective Trust International [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	258		7,638
Year End Allocation
Total	0.10%		3.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	258		7,638
Actual Return on Plan Assets
Balance as of December 31	258		7,638
Common Collective Trust International [Member] | Level 1 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust International [Member] | Level 1 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust International [Member] | Level 1 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust International [Member] | Level 1 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust International [Member] | Level 1 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust International [Member] | Level 1 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust International [Member] | Level 2 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	4,000		128,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	4,000		128,000
Actual Return on Plan Assets
Balance as of December 31	4,000		128,000
Common Collective Trust International [Member] | Level 2 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	574		17,038
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	574		17,038
Actual Return on Plan Assets
Balance as of December 31	574		17,038
Common Collective Trust International [Member] | Level 2 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	510		15,043
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	510		15,043
Actual Return on Plan Assets
Balance as of December 31	510		15,043
Common Collective Trust International [Member] | Level 2 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	938		27,641
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	938		27,641
Actual Return on Plan Assets
Balance as of December 31	938		27,641
Common Collective Trust International [Member] | Level 2 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	245		7,337
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	245		7,337
Actual Return on Plan Assets
Balance as of December 31	245		7,337
Common Collective Trust International [Member] | Level 2 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	258		7,638
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	258		7,638
Actual Return on Plan Assets
Balance as of December 31	258		7,638
Common Collective Trust International [Member] | Level 3 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust International [Member] | Level 3 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust International [Member] | Level 3 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust International [Member] | Level 3 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust International [Member] | Level 3 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust International [Member] | Level 3 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust International [Member] | Other [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust International [Member] | Other [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust International [Member] | Other [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust International [Member] | Other [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust International [Member] | Other [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust International [Member] | Other [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust Global [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class			99,000
Year End Allocation
Total			7.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1			99,000
Actual Return on Plan Assets
Balance as of December 31			99,000
Common Collective Trust Global [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class			16,159
Year End Allocation
Total			7.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1			16,159
Actual Return on Plan Assets
Balance as of December 31			16,159
Common Collective Trust Global [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class			12,748
Year End Allocation
Total			7.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1			12,748
Actual Return on Plan Assets
Balance as of December 31			12,748
Common Collective Trust Global [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class			21,934
Year End Allocation
Total			7.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1			21,934
Actual Return on Plan Assets
Balance as of December 31			21,934
Common Collective Trust Global [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class			5,844
Year End Allocation
Total			7.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1			5,844
Actual Return on Plan Assets
Balance as of December 31			5,844
Common Collective Trust Global [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class			6,778
Year End Allocation
Total			7.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1			6,778
Actual Return on Plan Assets
Balance as of December 31			6,778
Common Collective Trust Global [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class			0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1			0
Actual Return on Plan Assets
Balance as of December 31			0
Common Collective Trust Global [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class			0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1			0
Actual Return on Plan Assets
Balance as of December 31			0
Common Collective Trust Global [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class			0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1			0
Actual Return on Plan Assets
Balance as of December 31			0
Common Collective Trust Global [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class			0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1			0
Actual Return on Plan Assets
Balance as of December 31			0
Common Collective Trust Global [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class			0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1			0
Actual Return on Plan Assets
Balance as of December 31			0
Common Collective Trust Global [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class			0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1			0
Actual Return on Plan Assets
Balance as of December 31			0
Common Collective Trust Global [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class			99,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1			99,000
Actual Return on Plan Assets
Balance as of December 31			99,000
Common Collective Trust Global [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class			16,159
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1			16,159
Actual Return on Plan Assets
Balance as of December 31			16,159
Common Collective Trust Global [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class			12,748
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1			12,748
Actual Return on Plan Assets
Balance as of December 31			12,748
Common Collective Trust Global [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class			21,934
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1			21,934
Actual Return on Plan Assets
Balance as of December 31			21,934
Common Collective Trust Global [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class			5,844
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1			5,844
Actual Return on Plan Assets
Balance as of December 31			5,844
Common Collective Trust Global [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class			6,778
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1			6,778
Actual Return on Plan Assets
Balance as of December 31			6,778
Common Collective Trust Global [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class			0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1			0
Actual Return on Plan Assets
Balance as of December 31			0
Common Collective Trust Global [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class			0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1			0
Actual Return on Plan Assets
Balance as of December 31			0
Common Collective Trust Global [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class			0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1			0
Actual Return on Plan Assets
Balance as of December 31			0
Common Collective Trust Global [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class			0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1			0
Actual Return on Plan Assets
Balance as of December 31			0
Common Collective Trust Global [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class			0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1			0
Actual Return on Plan Assets
Balance as of December 31			0
Common Collective Trust Global [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class			0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1			0
Actual Return on Plan Assets
Balance as of December 31			0
Common Collective Trust Global [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class			0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1			0
Actual Return on Plan Assets
Balance as of December 31			0
Common Collective Trust Global [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class			0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1			0
Actual Return on Plan Assets
Balance as of December 31			0
Common Collective Trust Global [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class			0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1			0
Actual Return on Plan Assets
Balance as of December 31			0
Common Collective Trust Global [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class			0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1			0
Actual Return on Plan Assets
Balance as of December 31			0
Common Collective Trust Global [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class			0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1			0
Actual Return on Plan Assets
Balance as of December 31			0
Common Collective Trust Global [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class			0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1			0
Actual Return on Plan Assets
Balance as of December 31			0
Fixed Income [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	352,000		345,000
Year End Allocation
Total	22.50%		24.40%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	352,000		345,000
Actual Return on Plan Assets
Balance as of December 31	352,000		345,000
Fixed Income [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	60,250		56,175
Year End Allocation
Total	22.50%		24.40%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	60,250		56,175
Actual Return on Plan Assets
Balance as of December 31	60,250		56,175
Fixed Income [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	43,683		44,316
Year End Allocation
Total	22.50%		24.40%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	43,683		44,316
Actual Return on Plan Assets
Balance as of December 31	43,683		44,316
Fixed Income [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	82,424		76,251
Year End Allocation
Total	22.50%		24.40%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	82,424		76,251
Actual Return on Plan Assets
Balance as of December 31	82,424		76,251
Fixed Income [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	20,368		20,318
Year End Allocation
Total	22.50%		24.40%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	20,368		20,318
Actual Return on Plan Assets
Balance as of December 31	20,368		20,318
Fixed Income [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	22,466		23,563
Year End Allocation
Total	22.50%		24.40%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	22,466		23,563
Actual Return on Plan Assets
Balance as of December 31	22,466		23,563
Fixed Income [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	2,261,000		1,847,000
Year End Allocation
Total	48.10%		42.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	2,261,000		1,847,000
Actual Return on Plan Assets
Balance as of December 31	2,261,000		1,847,000
Fixed Income [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	299,193		245,089
Year End Allocation
Total	48.10%		42.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	299,193		245,089
Actual Return on Plan Assets
Balance as of December 31	299,193		245,089
Fixed Income [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	265,719		216,391
Year End Allocation
Total	48.10%		42.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	265,719		216,391
Actual Return on Plan Assets
Balance as of December 31	265,719		216,391
Fixed Income [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	488,625		397,609
Year End Allocation
Total	48.10%		42.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	488,625		397,609
Actual Return on Plan Assets
Balance as of December 31	488,625		397,609
Fixed Income [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	127,473		105,536
Year End Allocation
Total	48.10%		42.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	127,473		105,536
Actual Return on Plan Assets
Balance as of December 31	127,473		105,536
Fixed Income [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	134,633		109,869
Year End Allocation
Total	48.10%		42.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	134,633		109,869
Actual Return on Plan Assets
Balance as of December 31	134,633		109,869
Fixed Income [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Level 1 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Level 1 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Level 1 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Level 1 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Level 1 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Level 1 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	352,000		345,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	352,000		345,000
Actual Return on Plan Assets
Balance as of December 31	352,000		345,000
Fixed Income [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	60,250		56,175
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	60,250		56,175
Actual Return on Plan Assets
Balance as of December 31	60,250		56,175
Fixed Income [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	43,683		44,316
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	43,683		44,316
Actual Return on Plan Assets
Balance as of December 31	43,683		44,316
Fixed Income [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	82,424		76,251
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	82,424		76,251
Actual Return on Plan Assets
Balance as of December 31	82,424		76,251
Fixed Income [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	20,368		20,318
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	20,368		20,318
Actual Return on Plan Assets
Balance as of December 31	20,368		20,318
Fixed Income [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	22,466		23,563
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	22,466		23,563
Actual Return on Plan Assets
Balance as of December 31	22,466		23,563
Fixed Income [Member] | Level 2 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	2,261,000		1,841,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	2,261,000		1,841,000
Actual Return on Plan Assets
Balance as of December 31	2,261,000		1,841,000
Fixed Income [Member] | Level 2 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	299,193		244,243
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	299,193		244,243
Actual Return on Plan Assets
Balance as of December 31	299,193		244,243
Fixed Income [Member] | Level 2 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	265,719		215,644
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	265,719		215,644
Actual Return on Plan Assets
Balance as of December 31	265,719		215,644
Fixed Income [Member] | Level 2 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	488,625		396,237
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	488,625		396,237
Actual Return on Plan Assets
Balance as of December 31	488,625		396,237
Fixed Income [Member] | Level 2 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	127,473		105,172
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	127,473		105,172
Actual Return on Plan Assets
Balance as of December 31	127,473		105,172
Fixed Income [Member] | Level 2 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	134,633		109,490
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	134,633		109,490
Actual Return on Plan Assets
Balance as of December 31	134,633		109,490
Fixed Income [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Level 3 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		6,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		6,000
Actual Return on Plan Assets
Balance as of December 31	0		6,000
Fixed Income [Member] | Level 3 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		846
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		846
Actual Return on Plan Assets
Balance as of December 31	0		846
Fixed Income [Member] | Level 3 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		747
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		747
Actual Return on Plan Assets
Balance as of December 31	0		747
Fixed Income [Member] | Level 3 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		1,372
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		1,372
Actual Return on Plan Assets
Balance as of December 31	0		1,372
Fixed Income [Member] | Level 3 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		364
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		364
Actual Return on Plan Assets
Balance as of December 31	0		364
Fixed Income [Member] | Level 3 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		379
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		379
Actual Return on Plan Assets
Balance as of December 31	0		379
Fixed Income [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Other [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Other [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Other [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Other [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Other [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Fixed Income [Member] | Other [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	72,000		69,000
Year End Allocation
Total	4.60%		4.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	72,000		69,000
Actual Return on Plan Assets
Balance as of December 31	72,000		69,000
Common Collective Trust - Debt [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	12,388		11,279
Year End Allocation
Total	4.60%		4.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	12,388		11,279
Actual Return on Plan Assets
Balance as of December 31	12,388		11,279
Common Collective Trust - Debt [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	8,982		8,898
Year End Allocation
Total	4.60%		4.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	8,982		8,898
Actual Return on Plan Assets
Balance as of December 31	8,982		8,898
Common Collective Trust - Debt [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	16,947		15,310
Year End Allocation
Total	4.60%		4.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	16,947		15,310
Actual Return on Plan Assets
Balance as of December 31	16,947		15,310
Common Collective Trust - Debt [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	4,188		4,079
Year End Allocation
Total	4.60%		4.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	4,188		4,079
Actual Return on Plan Assets
Balance as of December 31	4,188		4,079
Common Collective Trust - Debt [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	4,619		4,731
Year End Allocation
Total	4.60%		4.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	4,619		4,731
Actual Return on Plan Assets
Balance as of December 31	4,619		4,731
Common Collective Trust - Debt [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	32,000		26,000
Year End Allocation
Total	0.70%		0.60%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	32,000		26,000
Actual Return on Plan Assets
Balance as of December 31	32,000		26,000
Common Collective Trust - Debt [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	4,200		3,483
Year End Allocation
Total	0.70%		0.60%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	4,200		3,483
Actual Return on Plan Assets
Balance as of December 31	4,200		3,483
Common Collective Trust - Debt [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	3,730		3,075
Year End Allocation
Total	0.70%		0.60%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	3,730		3,075
Actual Return on Plan Assets
Balance as of December 31	3,730		3,075
Common Collective Trust - Debt [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	6,858		5,650
Year End Allocation
Total	0.70%		0.60%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	6,858		5,650
Actual Return on Plan Assets
Balance as of December 31	6,858		5,650
Common Collective Trust - Debt [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,789		1,500
Year End Allocation
Total	0.70%		0.60%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,789		1,500
Actual Return on Plan Assets
Balance as of December 31	1,789		1,500
Common Collective Trust - Debt [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,890		1,561
Year End Allocation
Total	0.70%		0.60%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,890		1,561
Actual Return on Plan Assets
Balance as of December 31	1,890		1,561
Common Collective Trust - Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Level 1 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Level 1 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Level 1 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Level 1 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Level 1 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Level 1 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	72,000		69,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	72,000		69,000
Actual Return on Plan Assets
Balance as of December 31	72,000		69,000
Common Collective Trust - Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	12,388		11,279
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	12,388		11,279
Actual Return on Plan Assets
Balance as of December 31	12,388		11,279
Common Collective Trust - Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	8,982		8,898
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	8,982		8,898
Actual Return on Plan Assets
Balance as of December 31	8,982		8,898
Common Collective Trust - Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	16,947		15,310
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	16,947		15,310
Actual Return on Plan Assets
Balance as of December 31	16,947		15,310
Common Collective Trust - Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	4,188		4,079
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	4,188		4,079
Actual Return on Plan Assets
Balance as of December 31	4,188		4,079
Common Collective Trust - Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	4,619		4,731
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	4,619		4,731
Actual Return on Plan Assets
Balance as of December 31	4,619		4,731
Common Collective Trust - Debt [Member] | Level 2 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	32,000		26,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	32,000		26,000
Actual Return on Plan Assets
Balance as of December 31	32,000		26,000
Common Collective Trust - Debt [Member] | Level 2 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	4,200		3,483
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	4,200		3,483
Actual Return on Plan Assets
Balance as of December 31	4,200		3,483
Common Collective Trust - Debt [Member] | Level 2 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	3,730		3,075
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	3,730		3,075
Actual Return on Plan Assets
Balance as of December 31	3,730		3,075
Common Collective Trust - Debt [Member] | Level 2 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	6,858		5,650
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	6,858		5,650
Actual Return on Plan Assets
Balance as of December 31	6,858		5,650
Common Collective Trust - Debt [Member] | Level 2 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,789		1,500
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,789		1,500
Actual Return on Plan Assets
Balance as of December 31	1,789		1,500
Common Collective Trust - Debt [Member] | Level 2 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,890		1,561
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,890		1,561
Actual Return on Plan Assets
Balance as of December 31	1,890		1,561
Common Collective Trust - Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Level 3 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Level 3 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Level 3 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Level 3 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Level 3 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Level 3 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Other [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Other [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Other [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Other [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Other [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Common Collective Trust - Debt [Member] | Other [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	82,000		81,000
Year End Allocation
Total	5.20%		5.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	82,000		81,000
Actual Return on Plan Assets
Balance as of December 31	82,000		81,000
United States Government and Agency Securities [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	14,036		13,165
Year End Allocation
Total	5.20%		5.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	14,036		13,165
Actual Return on Plan Assets
Balance as of December 31	14,036		13,165
United States Government and Agency Securities [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	10,176		10,386
Year End Allocation
Total	5.20%		5.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	10,176		10,386
Actual Return on Plan Assets
Balance as of December 31	10,176		10,386
United States Government and Agency Securities [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	19,202		17,870
Year End Allocation
Total	5.20%		5.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	19,202		17,870
Actual Return on Plan Assets
Balance as of December 31	19,202		17,870
United States Government and Agency Securities [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	4,745		4,762
Year End Allocation
Total	5.20%		5.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	4,745		4,762
Actual Return on Plan Assets
Balance as of December 31	4,745		4,762
United States Government and Agency Securities [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	5,234		5,522
Year End Allocation
Total	5.20%		5.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	5,234		5,522
Actual Return on Plan Assets
Balance as of December 31	5,234		5,522
United States Government and Agency Securities [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	715,000		566,000
Year End Allocation
Total	15.20%		13.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	715,000		566,000
Actual Return on Plan Assets
Balance as of December 31	715,000		566,000
United States Government and Agency Securities [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	94,682		75,042
Year End Allocation
Total	15.20%		13.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	94,682		75,042
Actual Return on Plan Assets
Balance as of December 31	94,682		75,042
United States Government and Agency Securities [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	84,089		66,255
Year End Allocation
Total	15.20%		13.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	84,089		66,255
Actual Return on Plan Assets
Balance as of December 31	84,089		66,255
United States Government and Agency Securities [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	154,630		121,741
Year End Allocation
Total	15.20%		13.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	154,630		121,741
Actual Return on Plan Assets
Balance as of December 31	154,630		121,741
United States Government and Agency Securities [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	40,340		32,313
Year End Allocation
Total	15.20%		13.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	40,340		32,313
Actual Return on Plan Assets
Balance as of December 31	40,340		32,313
United States Government and Agency Securities [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	42,606		33,640
Year End Allocation
Total	15.20%		13.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	42,606		33,640
Actual Return on Plan Assets
Balance as of December 31	42,606		33,640
United States Government and Agency Securities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Level 1 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Level 1 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Level 1 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Level 1 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Level 1 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Level 1 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	82,000		81,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	82,000		81,000
Actual Return on Plan Assets
Balance as of December 31	82,000		81,000
United States Government and Agency Securities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	14,036		13,165
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	14,036		13,165
Actual Return on Plan Assets
Balance as of December 31	14,036		13,165
United States Government and Agency Securities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	10,176		10,386
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	10,176		10,386
Actual Return on Plan Assets
Balance as of December 31	10,176		10,386
United States Government and Agency Securities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	19,202		17,870
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	19,202		17,870
Actual Return on Plan Assets
Balance as of December 31	19,202		17,870
United States Government and Agency Securities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	4,745		4,762
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	4,745		4,762
Actual Return on Plan Assets
Balance as of December 31	4,745		4,762
United States Government and Agency Securities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	5,234		5,522
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	5,234		5,522
Actual Return on Plan Assets
Balance as of December 31	5,234		5,522
United States Government and Agency Securities [Member] | Level 2 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	715,000		566,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	715,000		566,000
Actual Return on Plan Assets
Balance as of December 31	715,000		566,000
United States Government and Agency Securities [Member] | Level 2 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	94,682		75,042
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	94,682		75,042
Actual Return on Plan Assets
Balance as of December 31	94,682		75,042
United States Government and Agency Securities [Member] | Level 2 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	84,089		66,255
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	84,089		66,255
Actual Return on Plan Assets
Balance as of December 31	84,089		66,255
United States Government and Agency Securities [Member] | Level 2 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	154,630		121,741
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	154,630		121,741
Actual Return on Plan Assets
Balance as of December 31	154,630		121,741
United States Government and Agency Securities [Member] | Level 2 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	40,340		32,313
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	40,340		32,313
Actual Return on Plan Assets
Balance as of December 31	40,340		32,313
United States Government and Agency Securities [Member] | Level 2 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	42,606		33,640
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	42,606		33,640
Actual Return on Plan Assets
Balance as of December 31	42,606		33,640
United States Government and Agency Securities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Level 3 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Level 3 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Level 3 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Level 3 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Level 3 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Level 3 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Other [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Other [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Other [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Other [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Other [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Government and Agency Securities [Member] | Other [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	155,000		152,000
Year End Allocation
Total	9.90%		10.80%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	155,000		152,000
Actual Return on Plan Assets
Balance as of December 31	155,000		152,000
Corporate Debt [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	26,437		24,792
Year End Allocation
Total	9.90%		10.80%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	26,437		24,792
Actual Return on Plan Assets
Balance as of December 31	26,437		24,792
Corporate Debt [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	19,167		19,558
Year End Allocation
Total	9.90%		10.80%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	19,167		19,558
Actual Return on Plan Assets
Balance as of December 31	19,167		19,558
Corporate Debt [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	36,166		33,652
Year End Allocation
Total	9.90%		10.80%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	36,166		33,652
Actual Return on Plan Assets
Balance as of December 31	36,166		33,652
Corporate Debt [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	8,937		8,967
Year End Allocation
Total	9.90%		10.80%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	8,937		8,967
Actual Return on Plan Assets
Balance as of December 31	8,937		8,967
Corporate Debt [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	9,858		10,399
Year End Allocation
Total	9.90%		10.80%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	9,858		10,399
Actual Return on Plan Assets
Balance as of December 31	9,858		10,399
Corporate Debt [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,235,000		991,000
Year End Allocation
Total	26.30%		23.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,235,000		991,000
Actual Return on Plan Assets
Balance as of December 31	1,235,000		991,000
Corporate Debt [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	163,484		131,452
Year End Allocation
Total	26.30%		23.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	163,484		131,452
Actual Return on Plan Assets
Balance as of December 31	163,484		131,452
Corporate Debt [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	145,193		116,060
Year End Allocation
Total	26.30%		23.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	145,193		116,060
Actual Return on Plan Assets
Balance as of December 31	145,193		116,060
Corporate Debt [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	266,994		213,255
Year End Allocation
Total	26.30%		23.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	266,994		213,255
Actual Return on Plan Assets
Balance as of December 31	266,994		213,255
Corporate Debt [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	69,653		56,603
Year End Allocation
Total	26.30%		23.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	69,653		56,603
Actual Return on Plan Assets
Balance as of December 31	69,653		56,603
Corporate Debt [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	73,566		58,928
Year End Allocation
Total	26.30%		23.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	73,566		58,928
Actual Return on Plan Assets
Balance as of December 31	73,566		58,928
Corporate Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Level 1 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Level 1 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Level 1 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Level 1 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Level 1 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Level 1 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	155,000		152,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	155,000		152,000
Actual Return on Plan Assets
Balance as of December 31	155,000		152,000
Corporate Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	26,437		24,792
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	26,437		24,792
Actual Return on Plan Assets
Balance as of December 31	26,437		24,792
Corporate Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	19,167		19,558
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	19,167		19,558
Actual Return on Plan Assets
Balance as of December 31	19,167		19,558
Corporate Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	36,166		33,652
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	36,166		33,652
Actual Return on Plan Assets
Balance as of December 31	36,166		33,652
Corporate Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	8,937		8,967
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	8,937		8,967
Actual Return on Plan Assets
Balance as of December 31	8,937		8,967
Corporate Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	9,858		10,399
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	9,858		10,399
Actual Return on Plan Assets
Balance as of December 31	9,858		10,399
Corporate Debt [Member] | Level 2 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,235,000		985,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,235,000		985,000
Actual Return on Plan Assets
Balance as of December 31	1,235,000		985,000
Corporate Debt [Member] | Level 2 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	163,484		130,606
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	163,484		130,606
Actual Return on Plan Assets
Balance as of December 31	163,484		130,606
Corporate Debt [Member] | Level 2 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	145,193		115,313
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	145,193		115,313
Actual Return on Plan Assets
Balance as of December 31	145,193		115,313
Corporate Debt [Member] | Level 2 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	266,994		211,883
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	266,994		211,883
Actual Return on Plan Assets
Balance as of December 31	266,994		211,883
Corporate Debt [Member] | Level 2 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	69,653		56,239
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	69,653		56,239
Actual Return on Plan Assets
Balance as of December 31	69,653		56,239
Corporate Debt [Member] | Level 2 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	73,566		58,549
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	73,566		58,549
Actual Return on Plan Assets
Balance as of December 31	73,566		58,549
Corporate Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Level 3 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		6,000		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		6,000		0
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	0		0
Relating to Assets Sold During the Period	(2,000)		0
Purchases and Sales	(4,000)		0
Transfers into Level 3	0		6,000
Transfers out of Level 3	0		0
Balance as of December 31	0		6,000		0
Corporate Debt [Member] | Level 3 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		846		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		846		0
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	0		0
Relating to Assets Sold During the Period	(298)		0
Purchases and Sales	(548)		0
Transfers into Level 3	0		846
Transfers out of Level 3	0		0
Balance as of December 31	0		846		0
Corporate Debt [Member] | Level 3 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		747		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		747		0
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	0		0
Relating to Assets Sold During the Period	(263)		0
Purchases and Sales	(484)		0
Transfers into Level 3	0		747
Transfers out of Level 3	0		0
Balance as of December 31	0		747		0
Corporate Debt [Member] | Level 3 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		1,372		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		1,372		0
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	0		0
Relating to Assets Sold During the Period	(483)		0
Purchases and Sales	(889)		0
Transfers into Level 3	0		1,372
Transfers out of Level 3	0		0
Balance as of December 31	0		1,372		0
Corporate Debt [Member] | Level 3 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		364		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		364		0
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	0		0
Relating to Assets Sold During the Period	(128)		0
Purchases and Sales	(236)		0
Transfers into Level 3	0		364
Transfers out of Level 3	0		0
Balance as of December 31	0		364		0
Corporate Debt [Member] | Level 3 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		379		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		379		0
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	0		0
Relating to Assets Sold During the Period	(134)		0
Purchases and Sales	(245)		0
Transfers into Level 3	0		379
Transfers out of Level 3	0		0
Balance as of December 31	0		379		0
Corporate Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Other [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Other [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Other [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Other [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Other [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Corporate Debt [Member] | Other [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	26,000		32,000
Year End Allocation
Total	1.70%		2.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	26,000		32,000
Actual Return on Plan Assets
Balance as of December 31	26,000		32,000
Foreign Debt [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	4,469		5,256
Year End Allocation
Total	1.70%		2.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	4,469		5,256
Actual Return on Plan Assets
Balance as of December 31	4,469		5,256
Foreign Debt [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	3,240		4,146
Year End Allocation
Total	1.70%		2.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	3,240		4,146
Actual Return on Plan Assets
Balance as of December 31	3,240		4,146
Foreign Debt [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	6,113		7,134
Year End Allocation
Total	1.70%		2.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	6,113		7,134
Actual Return on Plan Assets
Balance as of December 31	6,113		7,134
Foreign Debt [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,511		1,901
Year End Allocation
Total	1.70%		2.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,511		1,901
Actual Return on Plan Assets
Balance as of December 31	1,511		1,901
Foreign Debt [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,666		2,205
Year End Allocation
Total	1.70%		2.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,666		2,205
Actual Return on Plan Assets
Balance as of December 31	1,666		2,205
Foreign Debt [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	199,000		190,000
Year End Allocation
Total	4.20%		4.40%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	199,000		190,000
Actual Return on Plan Assets
Balance as of December 31	199,000		190,000
Foreign Debt [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	26,292		25,289
Year End Allocation
Total	4.20%		4.40%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	26,292		25,289
Actual Return on Plan Assets
Balance as of December 31	26,292		25,289
Foreign Debt [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	23,350		22,328
Year End Allocation
Total	4.20%		4.40%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	23,350		22,328
Actual Return on Plan Assets
Balance as of December 31	23,350		22,328
Foreign Debt [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	42,938		41,027
Year End Allocation
Total	4.20%		4.40%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	42,938		41,027
Actual Return on Plan Assets
Balance as of December 31	42,938		41,027
Foreign Debt [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	11,202		10,890
Year End Allocation
Total	4.20%		4.40%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	11,202		10,890
Actual Return on Plan Assets
Balance as of December 31	11,202		10,890
Foreign Debt [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	11,831		11,337
Year End Allocation
Total	4.20%		4.40%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	11,831		11,337
Actual Return on Plan Assets
Balance as of December 31	11,831		11,337
Foreign Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Level 1 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Level 1 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Level 1 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Level 1 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Level 1 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Level 1 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	26,000		32,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	26,000		32,000
Actual Return on Plan Assets
Balance as of December 31	26,000		32,000
Foreign Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	4,469		5,256
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	4,469		5,256
Actual Return on Plan Assets
Balance as of December 31	4,469		5,256
Foreign Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	3,240		4,146
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	3,240		4,146
Actual Return on Plan Assets
Balance as of December 31	3,240		4,146
Foreign Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	6,113		7,134
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	6,113		7,134
Actual Return on Plan Assets
Balance as of December 31	6,113		7,134
Foreign Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,511		1,901
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,511		1,901
Actual Return on Plan Assets
Balance as of December 31	1,511		1,901
Foreign Debt [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,666		2,205
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,666		2,205
Actual Return on Plan Assets
Balance as of December 31	1,666		2,205
Foreign Debt [Member] | Level 2 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	199,000		190,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	199,000		190,000
Actual Return on Plan Assets
Balance as of December 31	199,000		190,000
Foreign Debt [Member] | Level 2 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	26,292		25,289
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	26,292		25,289
Actual Return on Plan Assets
Balance as of December 31	26,292		25,289
Foreign Debt [Member] | Level 2 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	23,350		22,328
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	23,350		22,328
Actual Return on Plan Assets
Balance as of December 31	23,350		22,328
Foreign Debt [Member] | Level 2 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	42,938		41,027
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	42,938		41,027
Actual Return on Plan Assets
Balance as of December 31	42,938		41,027
Foreign Debt [Member] | Level 2 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	11,202		10,890
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	11,202		10,890
Actual Return on Plan Assets
Balance as of December 31	11,202		10,890
Foreign Debt [Member] | Level 2 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	11,831		11,337
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	11,831		11,337
Actual Return on Plan Assets
Balance as of December 31	11,831		11,337
Foreign Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Level 3 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Level 3 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Level 3 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Level 3 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Level 3 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Level 3 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Other [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Other [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Other [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Other [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Other [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Foreign Debt [Member] | Other [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	7,000		9,000
Year End Allocation
Total	0.50%		0.60%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	7,000		9,000
Actual Return on Plan Assets
Balance as of December 31	7,000		9,000
State and Local Government [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,242		1,371
Year End Allocation
Total	0.50%		0.60%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,242		1,371
Actual Return on Plan Assets
Balance as of December 31	1,242		1,371
State and Local Government [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	901		1,082
Year End Allocation
Total	0.50%		0.60%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	901		1,082
Actual Return on Plan Assets
Balance as of December 31	901		1,082
State and Local Government [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,700		1,861
Year End Allocation
Total	0.50%		0.60%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,700		1,861
Actual Return on Plan Assets
Balance as of December 31	1,700		1,861
State and Local Government [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	420		496
Year End Allocation
Total	0.50%		0.60%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	420		496
Actual Return on Plan Assets
Balance as of December 31	420		496
State and Local Government [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	463		575
Year End Allocation
Total	0.50%		0.60%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	463		575
Actual Return on Plan Assets
Balance as of December 31	463		575
State and Local Government [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	44,000		48,000
Year End Allocation
Total	0.90%		1.10%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	44,000		48,000
Actual Return on Plan Assets
Balance as of December 31	44,000		48,000
State and Local Government [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	5,821		6,374
Year End Allocation
Total	0.90%		1.10%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	5,821		6,374
Actual Return on Plan Assets
Balance as of December 31	5,821		6,374
State and Local Government [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	5,170		5,628
Year End Allocation
Total	0.90%		1.10%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	5,170		5,628
Actual Return on Plan Assets
Balance as of December 31	5,170		5,628
State and Local Government [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	9,506		10,341
Year End Allocation
Total	0.90%		1.10%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	9,506		10,341
Actual Return on Plan Assets
Balance as of December 31	9,506		10,341
State and Local Government [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	2,480		2,745
Year End Allocation
Total	0.90%		1.10%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	2,480		2,745
Actual Return on Plan Assets
Balance as of December 31	2,480		2,745
State and Local Government [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	2,619		2,857
Year End Allocation
Total	0.90%		1.10%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	2,619		2,857
Actual Return on Plan Assets
Balance as of December 31	2,619		2,857
State and Local Government [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Level 1 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Level 1 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Level 1 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Level 1 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Level 1 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Level 1 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	7,000		9,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	7,000		9,000
Actual Return on Plan Assets
Balance as of December 31	7,000		9,000
State and Local Government [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,242		1,371
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,242		1,371
Actual Return on Plan Assets
Balance as of December 31	1,242		1,371
State and Local Government [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	901		1,082
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	901		1,082
Actual Return on Plan Assets
Balance as of December 31	901		1,082
State and Local Government [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,700		1,861
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,700		1,861
Actual Return on Plan Assets
Balance as of December 31	1,700		1,861
State and Local Government [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	420		496
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	420		496
Actual Return on Plan Assets
Balance as of December 31	420		496
State and Local Government [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	463		575
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	463		575
Actual Return on Plan Assets
Balance as of December 31	463		575
State and Local Government [Member] | Level 2 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	44,000		48,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	44,000		48,000
Actual Return on Plan Assets
Balance as of December 31	44,000		48,000
State and Local Government [Member] | Level 2 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	5,821		6,374
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	5,821		6,374
Actual Return on Plan Assets
Balance as of December 31	5,821		6,374
State and Local Government [Member] | Level 2 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	5,170		5,628
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	5,170		5,628
Actual Return on Plan Assets
Balance as of December 31	5,170		5,628
State and Local Government [Member] | Level 2 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	9,506		10,341
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	9,506		10,341
Actual Return on Plan Assets
Balance as of December 31	9,506		10,341
State and Local Government [Member] | Level 2 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	2,480		2,745
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	2,480		2,745
Actual Return on Plan Assets
Balance as of December 31	2,480		2,745
State and Local Government [Member] | Level 2 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	2,619		2,857
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	2,619		2,857
Actual Return on Plan Assets
Balance as of December 31	2,619		2,857
State and Local Government [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Level 3 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Level 3 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Level 3 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Level 3 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Level 3 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Level 3 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Other [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Other [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Other [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Other [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Other [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
State and Local Government [Member] | Other [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	10,000		2,000
Year End Allocation
Total	0.60%		0.10%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	10,000		2,000
Actual Return on Plan Assets
Balance as of December 31	10,000		2,000
Other - Asset Backed [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,678		312
Year End Allocation
Total	0.60%		0.10%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,678		312
Actual Return on Plan Assets
Balance as of December 31	1,678		312
Other - Asset Backed [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,217		246
Year End Allocation
Total	0.60%		0.10%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,217		246
Actual Return on Plan Assets
Balance as of December 31	1,217		246
Other - Asset Backed [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	2,296		424
Year End Allocation
Total	0.60%		0.10%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	2,296		424
Actual Return on Plan Assets
Balance as of December 31	2,296		424
Other - Asset Backed [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	567		113
Year End Allocation
Total	0.60%		0.10%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	567		113
Actual Return on Plan Assets
Balance as of December 31	567		113
Other - Asset Backed [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	626		131
Year End Allocation
Total	0.60%		0.10%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	626		131
Actual Return on Plan Assets
Balance as of December 31	626		131
Other - Asset Backed [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	36,000		26,000
Year End Allocation
Total	0.80%		0.60%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	36,000		26,000
Actual Return on Plan Assets
Balance as of December 31	36,000		26,000
Other - Asset Backed [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	4,714		3,449
Year End Allocation
Total	0.80%		0.60%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	4,714		3,449
Actual Return on Plan Assets
Balance as of December 31	4,714		3,449
Other - Asset Backed [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	4,187		3,045
Year End Allocation
Total	0.80%		0.60%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	4,187		3,045
Actual Return on Plan Assets
Balance as of December 31	4,187		3,045
Other - Asset Backed [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	7,699		5,595
Year End Allocation
Total	0.80%		0.60%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	7,699		5,595
Actual Return on Plan Assets
Balance as of December 31	7,699		5,595
Other - Asset Backed [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	2,009		1,485
Year End Allocation
Total	0.80%		0.60%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	2,009		1,485
Actual Return on Plan Assets
Balance as of December 31	2,009		1,485
Other - Asset Backed [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	2,121		1,546
Year End Allocation
Total	0.80%		0.60%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	2,121		1,546
Actual Return on Plan Assets
Balance as of December 31	2,121		1,546
Other - Asset Backed [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Level 1 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Level 1 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Level 1 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Level 1 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Level 1 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Level 1 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	10,000		2,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	10,000		2,000
Actual Return on Plan Assets
Balance as of December 31	10,000		2,000
Other - Asset Backed [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,678		312
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,678		312
Actual Return on Plan Assets
Balance as of December 31	1,678		312
Other - Asset Backed [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,217		246
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,217		246
Actual Return on Plan Assets
Balance as of December 31	1,217		246
Other - Asset Backed [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	2,296		424
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	2,296		424
Actual Return on Plan Assets
Balance as of December 31	2,296		424
Other - Asset Backed [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	567		113
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	567		113
Actual Return on Plan Assets
Balance as of December 31	567		113
Other - Asset Backed [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	626		131
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	626		131
Actual Return on Plan Assets
Balance as of December 31	626		131
Other - Asset Backed [Member] | Level 2 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	36,000		26,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	36,000		26,000
Actual Return on Plan Assets
Balance as of December 31	36,000		26,000
Other - Asset Backed [Member] | Level 2 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	4,714		3,449
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	4,714		3,449
Actual Return on Plan Assets
Balance as of December 31	4,714		3,449
Other - Asset Backed [Member] | Level 2 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	4,187		3,045
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	4,187		3,045
Actual Return on Plan Assets
Balance as of December 31	4,187		3,045
Other - Asset Backed [Member] | Level 2 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	7,699		5,595
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	7,699		5,595
Actual Return on Plan Assets
Balance as of December 31	7,699		5,595
Other - Asset Backed [Member] | Level 2 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	2,009		1,485
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	2,009		1,485
Actual Return on Plan Assets
Balance as of December 31	2,009		1,485
Other - Asset Backed [Member] | Level 2 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	2,121		1,546
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	2,121		1,546
Actual Return on Plan Assets
Balance as of December 31	2,121		1,546
Other - Asset Backed [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Level 3 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Level 3 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Level 3 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Level 3 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Level 3 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Level 3 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Other [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Other [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Other [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Other [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Other [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Asset Backed [Member] | Other [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	220,000		163,000
Year End Allocation
Total	4.70%		3.80%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	220,000		163,000
Actual Return on Plan Assets
Balance as of December 31	220,000		163,000
Real Estate [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	29,063		21,666
Year End Allocation
Total	4.70%		3.80%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	29,063		21,666
Actual Return on Plan Assets
Balance as of December 31	29,063		21,666
Real Estate [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	25,811		19,129
Year End Allocation
Total	4.70%		3.80%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	25,811		19,129
Actual Return on Plan Assets
Balance as of December 31	25,811		19,129
Real Estate [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	47,464		35,148
Year End Allocation
Total	4.70%		3.80%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	47,464		35,148
Actual Return on Plan Assets
Balance as of December 31	47,464		35,148
Real Estate [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	12,382		9,329
Year End Allocation
Total	4.70%		3.80%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	12,382		9,329
Actual Return on Plan Assets
Balance as of December 31	12,382		9,329
Real Estate [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	13,078		9,712
Year End Allocation
Total	4.70%		3.80%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	13,078		9,712
Actual Return on Plan Assets
Balance as of December 31	13,078		9,712
Real Estate [Member] | Level 1 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate [Member] | Level 1 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate [Member] | Level 1 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate [Member] | Level 1 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate [Member] | Level 1 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate [Member] | Level 1 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate [Member] | Level 2 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate [Member] | Level 2 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate [Member] | Level 2 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate [Member] | Level 2 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate [Member] | Level 2 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate [Member] | Level 2 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate [Member] | Level 3 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	220,000		163,000		83,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	220,000		163,000		83,000
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	30,000		22,000
Relating to Assets Sold During the Period	0		0
Purchases and Sales	27,000		58,000
Transfers into Level 3	0		0
Transfers out of Level 3	0		0
Balance as of December 31	220,000		163,000		83,000
Real Estate [Member] | Level 3 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	29,063		21,666		11,060
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	29,063		21,666		11,060
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	3,913		2,952
Relating to Assets Sold During the Period	0		0
Purchases and Sales	3,484		7,654
Transfers into Level 3	0		0
Transfers out of Level 3	0		0
Balance as of December 31	29,063		21,666		11,060
Real Estate [Member] | Level 3 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	25,811		19,129		9,742
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	25,811		19,129		9,742
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	3,535		2,612
Relating to Assets Sold During the Period	0		0
Purchases and Sales	3,147		6,775
Transfers into Level 3	0		0
Transfers out of Level 3	0		0
Balance as of December 31	25,811		19,129		9,742
Real Estate [Member] | Level 3 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	47,464		35,148		17,239
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	47,464		35,148		17,239
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	6,515		4,985
Relating to Assets Sold During the Period	0		0
Purchases and Sales	5,801		12,924
Transfers into Level 3	0		0
Transfers out of Level 3	0		0
Balance as of December 31	47,464		35,148		17,239
Real Estate [Member] | Level 3 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	12,382		9,329		4,606
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	12,382		9,329		4,606
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	1,615		1,314
Relating to Assets Sold During the Period	0		0
Purchases and Sales	1,438		3,409
Transfers into Level 3	0		0
Transfers out of Level 3	0		0
Balance as of December 31	12,382		9,329		4,606
Real Estate [Member] | Level 3 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	13,078		9,712		4,844
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	13,078		9,712		4,844
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	1,780		1,355
Relating to Assets Sold During the Period	0		0
Purchases and Sales	1,586		3,513
Transfers into Level 3	0		0
Transfers out of Level 3	0		0
Balance as of December 31	13,078		9,712		4,844
Real Estate [Member] | Other [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate [Member] | Other [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate [Member] | Other [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate [Member] | Other [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate [Member] | Other [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Real Estate [Member] | Other [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Alternative Investments [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	195,000		161,000
Year End Allocation
Total	4.20%		3.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	195,000		161,000
Actual Return on Plan Assets
Balance as of December 31	195,000		161,000
Alternative Investments [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	25,888		21,269
Year End Allocation
Total	4.20%		3.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	25,888		21,269
Actual Return on Plan Assets
Balance as of December 31	25,888		21,269
Alternative Investments [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	22,992		18,779
Year End Allocation
Total	4.20%		3.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	22,992		18,779
Actual Return on Plan Assets
Balance as of December 31	22,992		18,779
Alternative Investments [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	42,279		34,505
Year End Allocation
Total	4.20%		3.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	42,279		34,505
Actual Return on Plan Assets
Balance as of December 31	42,279		34,505
Alternative Investments [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	11,030		9,159
Year End Allocation
Total	4.20%		3.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	11,030		9,159
Actual Return on Plan Assets
Balance as of December 31	11,030		9,159
Alternative Investments [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	11,649		9,535
Year End Allocation
Total	4.20%		3.70%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	11,649		9,535
Actual Return on Plan Assets
Balance as of December 31	11,649		9,535
Alternative Investments [Member] | Level 1 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Alternative Investments [Member] | Level 1 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Alternative Investments [Member] | Level 1 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Alternative Investments [Member] | Level 1 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Alternative Investments [Member] | Level 1 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Alternative Investments [Member] | Level 1 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Alternative Investments [Member] | Level 2 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Alternative Investments [Member] | Level 2 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Alternative Investments [Member] | Level 2 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Alternative Investments [Member] | Level 2 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Alternative Investments [Member] | Level 2 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Alternative Investments [Member] | Level 2 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Alternative Investments [Member] | Level 3 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	195,000		161,000		130,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	195,000		161,000		130,000
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	10,000		9,000
Relating to Assets Sold During the Period	4,000		3,000
Purchases and Sales	20,000		19,000
Transfers into Level 3	0		0
Transfers out of Level 3	0		0
Balance as of December 31	195,000		161,000		130,000
Alternative Investments [Member] | Level 3 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	25,888		21,269		17,281
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	25,888		21,269		17,281
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	1,319		1,142
Relating to Assets Sold During the Period	640		392
Purchases and Sales	2,660		2,454
Transfers into Level 3	0		0
Transfers out of Level 3	0		0
Balance as of December 31	25,888		21,269		17,281
Alternative Investments [Member] | Level 3 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	22,992		18,779		15,220
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	22,992		18,779		15,220
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	1,203		1,019
Relating to Assets Sold During the Period	584		350
Purchases and Sales	2,426		2,190
Transfers into Level 3	0		0
Transfers out of Level 3	0		0
Balance as of December 31	22,992		18,779		15,220
Alternative Investments [Member] | Level 3 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	42,279		34,505		26,933
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	42,279		34,505		26,933
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	2,220		2,167
Relating to Assets Sold During the Period	1,077		744
Purchases and Sales	4,477		4,661
Transfers into Level 3	0		0
Transfers out of Level 3	0		0
Balance as of December 31	42,279		34,505		26,933
Alternative Investments [Member] | Level 3 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	11,030		9,159		7,197
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	11,030		9,159		7,197
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	534		561
Relating to Assets Sold During the Period	259		193
Purchases and Sales	1,078		1,208
Transfers into Level 3	0		0
Transfers out of Level 3	0		0
Balance as of December 31	11,030		9,159		7,197
Alternative Investments [Member] | Level 3 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	11,649		9,535		7,569
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	11,649		9,535		7,569
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	603		563
Relating to Assets Sold During the Period	293		194
Purchases and Sales	1,218		1,209
Transfers into Level 3	0		0
Transfers out of Level 3	0		0
Balance as of December 31	11,649		9,535		7,569
Alternative Investments [Member] | Other [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Alternative Investments [Member] | Other [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Alternative Investments [Member] | Other [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Alternative Investments [Member] | Other [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Alternative Investments [Member] | Other [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Alternative Investments [Member] | Other [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Securities Lending [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	80,000		215,000
Year End Allocation
Total	1.70%		5.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	80,000		215,000
Actual Return on Plan Assets
Balance as of December 31	80,000		215,000
Securities Lending [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	10,633		28,488
Year End Allocation
Total	1.70%		5.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	10,633		28,488
Actual Return on Plan Assets
Balance as of December 31	10,633		28,488
Securities Lending [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	9,443		25,153
Year End Allocation
Total	1.70%		5.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	9,443		25,153
Actual Return on Plan Assets
Balance as of December 31	9,443		25,153
Securities Lending [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	17,365		46,217
Year End Allocation
Total	1.70%		5.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	17,365		46,217
Actual Return on Plan Assets
Balance as of December 31	17,365		46,217
Securities Lending [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	4,530		12,267
Year End Allocation
Total	1.70%		5.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	4,530		12,267
Actual Return on Plan Assets
Balance as of December 31	4,530		12,267
Securities Lending [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	4,785		12,771
Year End Allocation
Total	1.70%		5.00%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	4,785		12,771
Actual Return on Plan Assets
Balance as of December 31	4,785		12,771
Securities Lending [Member] | Level 1 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Securities Lending [Member] | Level 1 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Securities Lending [Member] | Level 1 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Securities Lending [Member] | Level 1 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Securities Lending [Member] | Level 1 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Securities Lending [Member] | Level 1 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Securities Lending [Member] | Level 2 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	80,000		215,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	80,000		215,000
Actual Return on Plan Assets
Balance as of December 31	80,000		215,000
Securities Lending [Member] | Level 2 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	10,633		28,488
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	10,633		28,488
Actual Return on Plan Assets
Balance as of December 31	10,633		28,488
Securities Lending [Member] | Level 2 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	9,443		25,153
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	9,443		25,153
Actual Return on Plan Assets
Balance as of December 31	9,443		25,153
Securities Lending [Member] | Level 2 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	17,365		46,217
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	17,365		46,217
Actual Return on Plan Assets
Balance as of December 31	17,365		46,217
Securities Lending [Member] | Level 2 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	4,530		12,267
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	4,530		12,267
Actual Return on Plan Assets
Balance as of December 31	4,530		12,267
Securities Lending [Member] | Level 2 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	4,785		12,771
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	4,785		12,771
Actual Return on Plan Assets
Balance as of December 31	4,785		12,771
Securities Lending [Member] | Level 3 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Securities Lending [Member] | Level 3 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Securities Lending [Member] | Level 3 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Securities Lending [Member] | Level 3 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Securities Lending [Member] | Level 3 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Securities Lending [Member] | Level 3 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Securities Lending [Member] | Other [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Securities Lending [Member] | Other [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Securities Lending [Member] | Other [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Securities Lending [Member] | Other [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Securities Lending [Member] | Other [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Securities Lending [Member] | Other [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Securities Lending Collateral [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	(91,000)	[4]	(236,000)	[4]
Year End Allocation
Total	(1.90%)	[4]	(5.50%)	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(91,000)	[4]	(236,000)	[4]
Actual Return on Plan Assets
Balance as of December 31	(91,000)	[4]	(236,000)	[4]
Securities Lending Collateral [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	(12,025)	[4]	(31,276)	[4]
Year End Allocation
Total	(1.90%)	[4]	(5.50%)	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(12,025)	[4]	(31,276)	[4]
Actual Return on Plan Assets
Balance as of December 31	(12,025)	[4]	(31,276)	[4]
Securities Lending Collateral [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	(10,680)	[4]	(27,614)	[4]
Year End Allocation
Total	(1.90%)	[4]	(5.50%)	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(10,680)	[4]	(27,614)	[4]
Actual Return on Plan Assets
Balance as of December 31	(10,680)	[4]	(27,614)	[4]
Securities Lending Collateral [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	(19,639)	[4]	(50,739)	[4]
Year End Allocation
Total	(1.90%)	[4]	(5.50%)	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(19,639)	[4]	(50,739)	[4]
Actual Return on Plan Assets
Balance as of December 31	(19,639)	[4]	(50,739)	[4]
Securities Lending Collateral [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	(5,123)	[4]	(13,467)	[4]
Year End Allocation
Total	(1.90%)	[4]	(5.50%)	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(5,123)	[4]	(13,467)	[4]
Actual Return on Plan Assets
Balance as of December 31	(5,123)	[4]	(13,467)	[4]
Securities Lending Collateral [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	(5,411)	[4]	(14,020)	[4]
Year End Allocation
Total	(1.90%)	[4]	(5.50%)	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(5,411)	[4]	(14,020)	[4]
Actual Return on Plan Assets
Balance as of December 31	(5,411)	[4]	(14,020)	[4]
Securities Lending Collateral [Member] | Level 1 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[4]	0	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[4]	0	[4]
Actual Return on Plan Assets
Balance as of December 31	0	[4]	0	[4]
Securities Lending Collateral [Member] | Level 1 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[4]	0	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[4]	0	[4]
Actual Return on Plan Assets
Balance as of December 31	0	[4]	0	[4]
Securities Lending Collateral [Member] | Level 1 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[4]	0	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[4]	0	[4]
Actual Return on Plan Assets
Balance as of December 31	0	[4]	0	[4]
Securities Lending Collateral [Member] | Level 1 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[4]	0	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[4]	0	[4]
Actual Return on Plan Assets
Balance as of December 31	0	[4]	0	[4]
Securities Lending Collateral [Member] | Level 1 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[4]	0	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[4]	0	[4]
Actual Return on Plan Assets
Balance as of December 31	0	[4]	0	[4]
Securities Lending Collateral [Member] | Level 1 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[4]	0	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[4]	0	[4]
Actual Return on Plan Assets
Balance as of December 31	0	[4]	0	[4]
Securities Lending Collateral [Member] | Level 2 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[4]	0	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[4]	0	[4]
Actual Return on Plan Assets
Balance as of December 31	0	[4]	0	[4]
Securities Lending Collateral [Member] | Level 2 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[4]	0	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[4]	0	[4]
Actual Return on Plan Assets
Balance as of December 31	0	[4]	0	[4]
Securities Lending Collateral [Member] | Level 2 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[4]	0	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[4]	0	[4]
Actual Return on Plan Assets
Balance as of December 31	0	[4]	0	[4]
Securities Lending Collateral [Member] | Level 2 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[4]	0	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[4]	0	[4]
Actual Return on Plan Assets
Balance as of December 31	0	[4]	0	[4]
Securities Lending Collateral [Member] | Level 2 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[4]	0	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[4]	0	[4]
Actual Return on Plan Assets
Balance as of December 31	0	[4]	0	[4]
Securities Lending Collateral [Member] | Level 2 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[4]	0	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[4]	0	[4]
Actual Return on Plan Assets
Balance as of December 31	0	[4]	0	[4]
Securities Lending Collateral [Member] | Level 3 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[4]	0	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[4]	0	[4]
Actual Return on Plan Assets
Balance as of December 31	0	[4]	0	[4]
Securities Lending Collateral [Member] | Level 3 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[4]	0	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[4]	0	[4]
Actual Return on Plan Assets
Balance as of December 31	0	[4]	0	[4]
Securities Lending Collateral [Member] | Level 3 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[4]	0	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[4]	0	[4]
Actual Return on Plan Assets
Balance as of December 31	0	[4]	0	[4]
Securities Lending Collateral [Member] | Level 3 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[4]	0	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[4]	0	[4]
Actual Return on Plan Assets
Balance as of December 31	0	[4]	0	[4]
Securities Lending Collateral [Member] | Level 3 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[4]	0	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[4]	0	[4]
Actual Return on Plan Assets
Balance as of December 31	0	[4]	0	[4]
Securities Lending Collateral [Member] | Level 3 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[4]	0	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[4]	0	[4]
Actual Return on Plan Assets
Balance as of December 31	0	[4]	0	[4]
Securities Lending Collateral [Member] | Other [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	(91,000)	[4]	(236,000)	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(91,000)	[4]	(236,000)	[4]
Actual Return on Plan Assets
Balance as of December 31	(91,000)	[4]	(236,000)	[4]
Securities Lending Collateral [Member] | Other [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	(12,025)	[4]	(31,276)	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(12,025)	[4]	(31,276)	[4]
Actual Return on Plan Assets
Balance as of December 31	(12,025)	[4]	(31,276)	[4]
Securities Lending Collateral [Member] | Other [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	(10,680)	[4]	(27,614)	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(10,680)	[4]	(27,614)	[4]
Actual Return on Plan Assets
Balance as of December 31	(10,680)	[4]	(27,614)	[4]
Securities Lending Collateral [Member] | Other [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	(19,639)	[4]	(50,739)	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(19,639)	[4]	(50,739)	[4]
Actual Return on Plan Assets
Balance as of December 31	(19,639)	[4]	(50,739)	[4]
Securities Lending Collateral [Member] | Other [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	(5,123)	[4]	(13,467)	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(5,123)	[4]	(13,467)	[4]
Actual Return on Plan Assets
Balance as of December 31	(5,123)	[4]	(13,467)	[4]
Securities Lending Collateral [Member] | Other [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	(5,411)	[4]	(14,020)	[4]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	(5,411)	[4]	(14,020)	[4]
Actual Return on Plan Assets
Balance as of December 31	(5,411)	[4]	(14,020)	[4]
Cash and Cash Equivalents [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	73,000		40,000
Year End Allocation
Total	4.70%		2.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	73,000		40,000
Actual Return on Plan Assets
Balance as of December 31	73,000		40,000
Cash and Cash Equivalents [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	12,545		6,555
Year End Allocation
Total	4.70%		2.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	12,545		6,555
Actual Return on Plan Assets
Balance as of December 31	12,545		6,555
Cash and Cash Equivalents [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	9,096		5,171
Year End Allocation
Total	4.70%		2.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	9,096		5,171
Actual Return on Plan Assets
Balance as of December 31	9,096		5,171
Cash and Cash Equivalents [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	17,163		8,898
Year End Allocation
Total	4.70%		2.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	17,163		8,898
Actual Return on Plan Assets
Balance as of December 31	17,163		8,898
Cash and Cash Equivalents [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	4,241		2,371
Year End Allocation
Total	4.70%		2.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	4,241		2,371
Actual Return on Plan Assets
Balance as of December 31	4,241		2,371
Cash and Cash Equivalents [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	4,678		2,750
Year End Allocation
Total	4.70%		2.90%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	4,678		2,750
Actual Return on Plan Assets
Balance as of December 31	4,678		2,750
Cash and Cash Equivalents [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	126,000		93,000
Year End Allocation
Total	2.70%		2.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	126,000		93,000
Actual Return on Plan Assets
Balance as of December 31	126,000		93,000
Cash and Cash Equivalents [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	16,646		12,306
Year End Allocation
Total	2.70%		2.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	16,646		12,306
Actual Return on Plan Assets
Balance as of December 31	16,646		12,306
Cash and Cash Equivalents [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	14,783		10,865
Year End Allocation
Total	2.70%		2.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	14,783		10,865
Actual Return on Plan Assets
Balance as of December 31	14,783		10,865
Cash and Cash Equivalents [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	27,185		19,964
Year End Allocation
Total	2.70%		2.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	27,185		19,964
Actual Return on Plan Assets
Balance as of December 31	27,185		19,964
Cash and Cash Equivalents [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	7,092		5,299
Year End Allocation
Total	2.70%		2.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	7,092		5,299
Actual Return on Plan Assets
Balance as of December 31	7,092		5,299
Cash and Cash Equivalents [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	7,490		5,517
Year End Allocation
Total	2.70%		2.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	7,490		5,517
Actual Return on Plan Assets
Balance as of December 31	7,490		5,517
Cash and Cash Equivalents [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	62,000		17,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	62,000		17,000
Actual Return on Plan Assets
Balance as of December 31	62,000		17,000
Cash and Cash Equivalents [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	10,598		2,739
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	10,598		2,739
Actual Return on Plan Assets
Balance as of December 31	10,598		2,739
Cash and Cash Equivalents [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	7,684		2,161
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	7,684		2,161
Actual Return on Plan Assets
Balance as of December 31	7,684		2,161
Cash and Cash Equivalents [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	14,499		3,718
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	14,499		3,718
Actual Return on Plan Assets
Balance as of December 31	14,499		3,718
Cash and Cash Equivalents [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	3,583		991
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	3,583		991
Actual Return on Plan Assets
Balance as of December 31	3,583		991
Cash and Cash Equivalents [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	3,952		1,149
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	3,952		1,149
Actual Return on Plan Assets
Balance as of December 31	3,952		1,149
Cash and Cash Equivalents [Member] | Level 1 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Level 1 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Level 1 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Level 1 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Level 1 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Level 1 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	11,000		23,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	11,000		23,000
Actual Return on Plan Assets
Balance as of December 31	11,000		23,000
Cash and Cash Equivalents [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,947		3,816
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,947		3,816
Actual Return on Plan Assets
Balance as of December 31	1,947		3,816
Cash and Cash Equivalents [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,412		3,010
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,412		3,010
Actual Return on Plan Assets
Balance as of December 31	1,412		3,010
Cash and Cash Equivalents [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	2,664		5,180
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	2,664		5,180
Actual Return on Plan Assets
Balance as of December 31	2,664		5,180
Cash and Cash Equivalents [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	658		1,380
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	658		1,380
Actual Return on Plan Assets
Balance as of December 31	658		1,380
Cash and Cash Equivalents [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	726		1,601
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	726		1,601
Actual Return on Plan Assets
Balance as of December 31	726		1,601
Cash and Cash Equivalents [Member] | Level 2 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	126,000		93,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	126,000		93,000
Actual Return on Plan Assets
Balance as of December 31	126,000		93,000
Cash and Cash Equivalents [Member] | Level 2 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	16,646		12,306
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	16,646		12,306
Actual Return on Plan Assets
Balance as of December 31	16,646		12,306
Cash and Cash Equivalents [Member] | Level 2 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	14,783		10,865
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	14,783		10,865
Actual Return on Plan Assets
Balance as of December 31	14,783		10,865
Cash and Cash Equivalents [Member] | Level 2 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	27,185		19,964
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	27,185		19,964
Actual Return on Plan Assets
Balance as of December 31	27,185		19,964
Cash and Cash Equivalents [Member] | Level 2 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	7,092		5,299
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	7,092		5,299
Actual Return on Plan Assets
Balance as of December 31	7,092		5,299
Cash and Cash Equivalents [Member] | Level 2 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	7,490		5,517
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	7,490		5,517
Actual Return on Plan Assets
Balance as of December 31	7,490		5,517
Cash and Cash Equivalents [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Level 3 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Level 3 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Level 3 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Level 3 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Level 3 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Level 3 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Other [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Other [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Other [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Other [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Other [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Cash and Cash Equivalents [Member] | Other [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
Other - Pending Transactions and Accrued Income [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,000	[5]	(6,000)	[5]
Year End Allocation
Total	0.10%	[5]	(0.50%)	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,000	[5]	(6,000)	[5]
Actual Return on Plan Assets
Balance as of December 31	1,000	[5]	(6,000)	[5]
Other - Pending Transactions and Accrued Income [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	180	[5]	(1,058)	[5]
Year End Allocation
Total	0.10%	[5]	(0.50%)	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	180	[5]	(1,058)	[5]
Actual Return on Plan Assets
Balance as of December 31	180	[5]	(1,058)	[5]
Other - Pending Transactions and Accrued Income [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	130	[5]	(835)	[5]
Year End Allocation
Total	0.10%	[5]	(0.50%)	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	130	[5]	(835)	[5]
Actual Return on Plan Assets
Balance as of December 31	130	[5]	(835)	[5]
Other - Pending Transactions and Accrued Income [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	246	[5]	(1,436)	[5]
Year End Allocation
Total	0.10%	[5]	(0.50%)	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	246	[5]	(1,436)	[5]
Actual Return on Plan Assets
Balance as of December 31	246	[5]	(1,436)	[5]
Other - Pending Transactions and Accrued Income [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	61	[5]	(383)	[5]
Year End Allocation
Total	0.10%	[5]	(0.50%)	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	61	[5]	(383)	[5]
Actual Return on Plan Assets
Balance as of December 31	61	[5]	(383)	[5]
Other - Pending Transactions and Accrued Income [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	67	[5]	(444)	[5]
Year End Allocation
Total	0.10%	[5]	(0.50%)	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	67	[5]	(444)	[5]
Actual Return on Plan Assets
Balance as of December 31	67	[5]	(444)	[5]
Other - Pending Transactions and Accrued Income [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	5,000	[5]	(26,000)	[5]
Year End Allocation
Total	0.10%	[5]	(0.60%)	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	5,000	[5]	(26,000)	[5]
Actual Return on Plan Assets
Balance as of December 31	5,000	[5]	(26,000)	[5]
Other - Pending Transactions and Accrued Income [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	706	[5]	(3,479)	[5]
Year End Allocation
Total	0.10%	[5]	(0.60%)	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	706	[5]	(3,479)	[5]
Actual Return on Plan Assets
Balance as of December 31	706	[5]	(3,479)	[5]
Other - Pending Transactions and Accrued Income [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	627	[5]	(3,072)	[5]
Year End Allocation
Total	0.10%	[5]	(0.60%)	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	627	[5]	(3,072)	[5]
Actual Return on Plan Assets
Balance as of December 31	627	[5]	(3,072)	[5]
Other - Pending Transactions and Accrued Income [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,154	[5]	(5,644)	[5]
Year End Allocation
Total	0.10%	[5]	(0.60%)	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,154	[5]	(5,644)	[5]
Actual Return on Plan Assets
Balance as of December 31	1,154	[5]	(5,644)	[5]
Other - Pending Transactions and Accrued Income [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	301	[5]	(1,498)	[5]
Year End Allocation
Total	0.10%	[5]	(0.60%)	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	301	[5]	(1,498)	[5]
Actual Return on Plan Assets
Balance as of December 31	301	[5]	(1,498)	[5]
Other - Pending Transactions and Accrued Income [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	318	[5]	(1,560)	[5]
Year End Allocation
Total	0.10%	[5]	(0.60%)	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	318	[5]	(1,560)	[5]
Actual Return on Plan Assets
Balance as of December 31	318	[5]	(1,560)	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 1 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 1 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 1 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 1 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 1 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 1 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 2 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 2 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 2 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 2 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 2 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 2 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 3 [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 3 [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 3 [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 3 [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 3 [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Level 3 [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0	[5]	0	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0	[5]	0	[5]
Actual Return on Plan Assets
Balance as of December 31	0	[5]	0	[5]
Other - Pending Transactions and Accrued Income [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,000	[5]	(6,000)	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,000	[5]	(6,000)	[5]
Actual Return on Plan Assets
Balance as of December 31	1,000	[5]	(6,000)	[5]
Other - Pending Transactions and Accrued Income [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	180	[5]	(1,058)	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	180	[5]	(1,058)	[5]
Actual Return on Plan Assets
Balance as of December 31	180	[5]	(1,058)	[5]
Other - Pending Transactions and Accrued Income [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	130	[5]	(835)	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	130	[5]	(835)	[5]
Actual Return on Plan Assets
Balance as of December 31	130	[5]	(835)	[5]
Other - Pending Transactions and Accrued Income [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	246	[5]	(1,436)	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	246	[5]	(1,436)	[5]
Actual Return on Plan Assets
Balance as of December 31	246	[5]	(1,436)	[5]
Other - Pending Transactions and Accrued Income [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	61	[5]	(383)	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	61	[5]	(383)	[5]
Actual Return on Plan Assets
Balance as of December 31	61	[5]	(383)	[5]
Other - Pending Transactions and Accrued Income [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	67	[5]	(444)	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	67	[5]	(444)	[5]
Actual Return on Plan Assets
Balance as of December 31	67	[5]	(444)	[5]
Other - Pending Transactions and Accrued Income [Member] | Other [Member] | Pension Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	5,000	[5]	(26,000)	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	5,000	[5]	(26,000)	[5]
Actual Return on Plan Assets
Balance as of December 31	5,000	[5]	(26,000)	[5]
Other - Pending Transactions and Accrued Income [Member] | Other [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	706	[5]	(3,479)	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	706	[5]	(3,479)	[5]
Actual Return on Plan Assets
Balance as of December 31	706	[5]	(3,479)	[5]
Other - Pending Transactions and Accrued Income [Member] | Other [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	627	[5]	(3,072)	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	627	[5]	(3,072)	[5]
Actual Return on Plan Assets
Balance as of December 31	627	[5]	(3,072)	[5]
Other - Pending Transactions and Accrued Income [Member] | Other [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	1,154	[5]	(5,644)	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	1,154	[5]	(5,644)	[5]
Actual Return on Plan Assets
Balance as of December 31	1,154	[5]	(5,644)	[5]
Other - Pending Transactions and Accrued Income [Member] | Other [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	301	[5]	(1,498)	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	301	[5]	(1,498)	[5]
Actual Return on Plan Assets
Balance as of December 31	301	[5]	(1,498)	[5]
Other - Pending Transactions and Accrued Income [Member] | Other [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	318	[5]	(1,560)	[5]
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	318	[5]	(1,560)	[5]
Actual Return on Plan Assets
Balance as of December 31	318	[5]	(1,560)	[5]
International Equities [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	52,000		46,000
Year End Allocation
Total	3.30%		3.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	52,000		46,000
Actual Return on Plan Assets
Balance as of December 31	52,000		46,000
International Equities [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	8,800		7,533
Year End Allocation
Total	3.30%		3.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	8,800		7,533
Actual Return on Plan Assets
Balance as of December 31	8,800		7,533
International Equities [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	6,380		5,943
Year End Allocation
Total	3.30%		3.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	6,380		5,943
Actual Return on Plan Assets
Balance as of December 31	6,380		5,943
International Equities [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	12,038		10,225
Year End Allocation
Total	3.30%		3.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	12,038		10,225
Actual Return on Plan Assets
Balance as of December 31	12,038		10,225
International Equities [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	2,975		2,724
Year End Allocation
Total	3.30%		3.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	2,975		2,724
Actual Return on Plan Assets
Balance as of December 31	2,975		2,724
International Equities [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	3,281		3,160
Year End Allocation
Total	3.30%		3.30%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	3,281		3,160
Actual Return on Plan Assets
Balance as of December 31	3,281		3,160
International Equities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International Equities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International Equities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International Equities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International Equities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International Equities [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International Equities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	52,000		46,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	52,000		46,000
Actual Return on Plan Assets
Balance as of December 31	52,000		46,000
International Equities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	8,800		7,533
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	8,800		7,533
Actual Return on Plan Assets
Balance as of December 31	8,800		7,533
International Equities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	6,380		5,943
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	6,380		5,943
Actual Return on Plan Assets
Balance as of December 31	6,380		5,943
International Equities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	12,038		10,225
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	12,038		10,225
Actual Return on Plan Assets
Balance as of December 31	12,038		10,225
International Equities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	2,975		2,724
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	2,975		2,724
Actual Return on Plan Assets
Balance as of December 31	2,975		2,724
International Equities [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	3,281		3,160
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	3,281		3,160
Actual Return on Plan Assets
Balance as of December 31	3,281		3,160
International Equities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International Equities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International Equities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International Equities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International Equities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International Equities [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International Equities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International Equities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International Equities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International Equities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International Equities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
International Equities [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Bonds [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	163,000		158,000
Year End Allocation
Total	10.30%		11.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	163,000		158,000
Actual Return on Plan Assets
Balance as of December 31	163,000		158,000
United States Bonds [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	27,762		25,719
Year End Allocation
Total	10.30%		11.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	27,762		25,719
Actual Return on Plan Assets
Balance as of December 31	27,762		25,719
United States Bonds [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	20,128		20,290
Year End Allocation
Total	10.30%		11.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	20,128		20,290
Actual Return on Plan Assets
Balance as of December 31	20,128		20,290
United States Bonds [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	37,980		34,910
Year End Allocation
Total	10.30%		11.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	37,980		34,910
Actual Return on Plan Assets
Balance as of December 31	37,980		34,910
United States Bonds [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	9,386		9,302
Year End Allocation
Total	10.30%		11.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	9,386		9,302
Actual Return on Plan Assets
Balance as of December 31	9,386		9,302
United States Bonds [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	10,352		10,788
Year End Allocation
Total	10.30%		11.20%
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	10,352		10,788
Actual Return on Plan Assets
Balance as of December 31	10,352		10,788
United States Bonds [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Bonds [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Bonds [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Bonds [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Bonds [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Bonds [Member] | Level 1 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Bonds [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	163,000		158,000
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	163,000		158,000
Actual Return on Plan Assets
Balance as of December 31	163,000		158,000
United States Bonds [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	27,762		25,719
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	27,762		25,719
Actual Return on Plan Assets
Balance as of December 31	27,762		25,719
United States Bonds [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	20,128		20,290
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	20,128		20,290
Actual Return on Plan Assets
Balance as of December 31	20,128		20,290
United States Bonds [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	37,980		34,910
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	37,980		34,910
Actual Return on Plan Assets
Balance as of December 31	37,980		34,910
United States Bonds [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	9,386		9,302
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	9,386		9,302
Actual Return on Plan Assets
Balance as of December 31	9,386		9,302
United States Bonds [Member] | Level 2 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	10,352		10,788
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	10,352		10,788
Actual Return on Plan Assets
Balance as of December 31	10,352		10,788
United States Bonds [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Bonds [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Bonds [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Bonds [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Bonds [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Bonds [Member] | Level 3 [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Bonds [Member] | Other [Member] | Other Postretirement Benefit Plans [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Bonds [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Bonds [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Bonds [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Bonds [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	0		0
United States Bonds [Member] | Other [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Pension and Other Postretirement Plans' Assets
Asset Class	0		0
Reconciliation of Changes in Fair Value of Assets Classified as Level 3 in Fair Value Hierarchy for the Pension Assets
Balance as of January 1	0		0
Actual Return on Plan Assets
Balance as of December 31	$ 0		$ 0

[1]	Represents existing assets or liabilities that were previously categorized as Level 2.
[2]	Transfers are recognized based on their value at the beginning of the reporting period that the transfer occurred.
[3]	Represents existing assets or liabilities that were previously categorized as Level 3.
[4]	Amounts in "Other" column primarily represent an obligation to repay cash collateral received as part of the Securities Lending Program.
[5]	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.